Exhibit 99.1

World Omni Auto Receivables Trust 2025-A
Monthly Servicer Certificate
July 31, 2026

Dates Covered
Collections Period	07/01/26 - 07/31/26
Interest Accrual Period	07/15/26 - 08/16/26
30/360 Days	30
Actual/360 Days	33
Distribution Date	08/17/26

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 06/30/26	590,574,193.80	25,115
Yield Supplement Overcollateralization Amount 06/30/26	29,768,880.14	0
Receivables Balance 06/30/26	620,343,073.94	25,115
Principal Payments	27,467,824.42	808
Defaulted Receivables	1,285,948.80	55
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 07/31/26	27,857,188.23	0
Pool Balance at 07/31/26	563,732,112.49	24,252

Pool Statistics	$ Amount	# of Accounts
Pool Factor	45.31%
Prepayment ABS Speed	1.65%
Aggregate Starting Principal Balance	1,305,673,100.29	45,263

Delinquent Receivables:
Past Due 31-60 days	9,748,383.39	338
Past Due 61-90 days	2,974,685.05	101
Past Due 91-120 days	747,620.46	26
Past Due 121+ days	0.00	0
Total	13,470,688.90	465

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.28%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.63%
Delinquency Trigger Occurred	NO

Recoveries	811,238.47
Aggregate Net Losses/(Gains) - July 2026	474,710.33
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.92%
Prior Net Losses/(Gains) Ratio	0.40%
Second Prior Net Losses/(Gains) Ratio	0.59%
Third Prior Net Losses/(Gains) Ratio	0.92%
Four Month Average	0.71%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.79%

Overcollateralization Target Amount	6,126,808.54
Actual Overcollateralization	6,126,808.54
Weighted Average Contract Rate	6.68%
Weighted Average Contract Rate, Yield Adjusted	9.49%
Weighted Average Remaining Term	45.76

Flow of Funds	$ Amount
Collections	31,726,482.70
Investment Earnings on Cash Accounts	12,402.68
Servicing Fee	(516,952.56)
Transfer to Collection Account	-
Available Funds	31,221,932.82

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	2,091,363.05
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	155,617.33
(5) Noteholders' Second Priority Principal Distributable Amount	2,335,272.77
(6) Class C Interest	79,187.17
(7) Noteholders' Third Priority Principal Distributable Amount	18,380,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	6,126,808.54
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,053,683.96

Total Distributions of Available Funds	31,221,932.82

Servicing Fee	516,952.56
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,170,220,000.00
Original Class B	36,760,000.00
Original Class C	18,380,000.00

Total Class A, B, & C
Note Balance @ 07/15/26	584,447,385.26
Principal Paid	26,842,081.31
Note Balance @ 08/17/26	557,605,303.95

Class A-1
Note Balance @ 07/15/26	0.00
Principal Paid	0.00
Note Balance @ 08/17/26	0.00
Note Factor @ 08/17/26	0.0000000%

Class A-2a
Note Balance @ 07/15/26	14,941,466.70
Principal Paid	14,941,466.70
Note Balance @ 08/17/26	0.00
Note Factor @ 08/17/26	0.0000000%

Class A-2b
Note Balance @ 07/15/26	5,305,918.56
Principal Paid	5,305,918.56
Note Balance @ 08/17/26	0.00
Note Factor @ 08/17/26	0.0000000%

Class A-3
Note Balance @ 07/15/26	419,760,000.00
Principal Paid	6,594,696.05
Note Balance @ 08/17/26	413,165,303.95
Note Factor @ 08/17/26	98.4289365%

Class A-4
Note Balance @ 07/15/26	89,300,000.00
Principal Paid	0.00
Note Balance @ 08/17/26	89,300,000.00
Note Factor @ 08/17/26	100.0000000%

Class B
Note Balance @ 07/15/26	36,760,000.00
Principal Paid	0.00
Note Balance @ 08/17/26	36,760,000.00
Note Factor @ 08/17/26	100.0000000%

Class C
Note Balance @ 07/15/26	18,380,000.00
Principal Paid	0.00
Note Balance @ 08/17/26	18,380,000.00
Note Factor @ 08/17/26	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	2,326,167.55
Total Principal Paid	26,842,081.31
Total Paid	29,168,248.86

Class A-1
Coupon	4.41100%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	4.49000%
Interest Paid	55,905.99
Principal Paid	14,941,466.70
Total Paid to A-2a Holders	14,997,372.69

Class A-2b
SOFR Rate	3.62539%
Coupon	3.95539%
Interest Paid	19,238.06
Principal Paid	5,305,918.56
Total Paid to A-2b Holders	5,325,156.62

Class A-3
Coupon	4.73000%
Interest Paid	1,654,554.00
Principal Paid	6,594,696.05
Total Paid to A-3 Holders	8,249,250.05

Class A-4
Coupon	4.86000%
Interest Paid	361,665.00
Principal Paid	0.00
Total Paid to A-4 Holders	361,665.00

Class B
Coupon	5.08000%
Interest Paid	155,617.33
Principal Paid	0.00
Total Paid to B Holders	155,617.33

Class C
Coupon	5.17000%
Interest Paid	79,187.17
Principal Paid	0.00
Total Paid to C Holders	79,187.17

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	1.8983544
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	21.9054656
Total Distribution Amount	23.8038200

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.1804816
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	48.2356234
Total A-2a Distribution Amount	48.4161050

A-2b Interest Distribution Amount	0.1748915
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	48.2356233
Total A-2b Distribution Amount	48.4105148

A-3 Interest Distribution Amount	3.9416667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	15.7106348
Total A-3 Distribution Amount	19.6523015

A-4 Interest Distribution Amount	4.0500000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.0500000

B Interest Distribution Amount	4.2333332
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.2333332

C Interest Distribution Amount	4.3083335
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.3083335

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	87.00
Noteholders' Third Priority Principal Distributable Amount	684.75
Noteholders' Principal Distributable Amount	228.25

Account Balances	$ Amount
Reserve Account
Balance as of 07/15/26	3,063,404.27
Investment Earnings	9,106.85
Investment Earnings Paid	(9,106.85)
Deposit/(Withdrawal)	-
Balance as of 08/17/26	3,063,404.27
Change	-

Required Reserve Amount	3,063,404.27